SEGMENT INFORMATION (Tables)	4 Months Ended	9 Months Ended
	Dec. 31, 2025	Sep. 30, 2026
Segment Information [Abstract]
Schedule of key metrics included in net income or loss and total assets
December 31, 2025
Cash	$3,279,258
Deferred offering costs	$383,694
For the Period from August 21, 2025 (Inception) through December 31, 2025
General and administrative costs	$86,377

	September 30, 2026	December 31, 2025

Cash	$201,559	$3,279,258
Cash held in Trust Account	$177,073,722	$—

The CODM reviews the position of total assets to assess if the Company has sufficient resources available to discharge its liabilities. The CODM is provided with details of cash and liquid resources available with the Company.

	For the Three Months Ended September 30, 2026	For the Nine Months Ended September 30, 2026	For the period from August 21, 2025 (inception) through September 30, 2025
General and administrative costs	$1,425,200	$2,458,337	$22,525
Interest earned on cash held in Trust Account	$1,604,947	$4,573,722	$—